CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Dispositions During Period
Condensed Cash Flow Statements, Captions [Line Items]
Total cash consideration paid	$ 516
Cash and cash equivalents acquired	219
Acquisitions During Period
Condensed Cash Flow Statements, Captions [Line Items]
Total cash consideration paid	522
Cash and cash equivalents acquired	$ 83